STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Exercisable Stock Options [Line Items]
Number of Shares Outstanding	69,375
Weighted Average Remaining Contractual Life	6 years 11 months 23 days
Number Of Shares Exercisable	46,775	46,775	39,201	29,199
Plan One [Member]
Exercisable Stock Options [Line Items]
Exercise Price	26.75
Number of Shares Outstanding	1,000
Weighted Average Remaining Contractual Life	1 year
Number Of Shares Exercisable	1,000
Plan Two [Member]
Exercisable Stock Options [Line Items]
Exercise Price	12.30
Number of Shares Outstanding	12,250
Weighted Average Remaining Contractual Life	4 years 7 months 13 days
Number Of Shares Exercisable	12,250
Plan Three [Member]
Exercisable Stock Options [Line Items]
Exercise Price	13.25
Number of Shares Outstanding	10,700
Weighted Average Remaining Contractual Life	5 years 7 months 13 days
Number Of Shares Exercisable	10,700
Plan Four [Member]
Exercisable Stock Options [Line Items]
Exercise Price	17.40
Number of Shares Outstanding	9,800
Weighted Average Remaining Contractual Life	6 years 7 months 13 days
Number Of Shares Exercisable	9,800
Plan Five [Member]
Exercisable Stock Options [Line Items]
Exercise Price	19.28
Number of Shares Outstanding	14,675
Weighted Average Remaining Contractual Life	7 years 6 months 11 days
Number Of Shares Exercisable	9,709
Plan Six [Member]
Exercisable Stock Options [Line Items]
Exercise Price	21.35
Number of Shares Outstanding	9,950
Weighted Average Remaining Contractual Life	8 years 7 months 10 days
Number Of Shares Exercisable	3,316
Plan Seven [Member]
Exercisable Stock Options [Line Items]
Exercise Price	24.47
Number of Shares Outstanding	11,000
Weighted Average Remaining Contractual Life	9 years 7 months 17 days
Number Of Shares Exercisable	0